Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2019
Related party transactions [abstract]
Related Party Balances and Transactions

9.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties are as follows:

	December 31	December 31
Payables to related parties	2019	2018
Key management personnel (a)	$971	$104
Hunter Dickinson Services Inc. (b)	124	401
RSU liability	–	80
Total payables	$1,095	$585

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation (note 2(d)). Details between the Group and other related parties are disclosed below:

(a)	Transactions and Balances with Key Management Personnel ("KMP")

The aggregate value of transactions with KMP, being the Group’s directors, Chief Financial Officer ("CFO"), Company Secretary, Executive Vice President ("EVP"), Environment and Sustainability, Vice President ("VP"), Corporate Communications, VP, Engineering and VP, Public Affairs, and Pebble Partnership ("PLP") senior management including the Chief Executive Officer ("PLP CEO"), Executive VP ("EVP"), Public Affairs, Senior VP ("SVP"), Corporate Affairs, SVP Engineering, VP, Permitting, Chief of Staff and Chair of Pebble Mines Corp ("PMC Chair"), was as follows for each of the years ended December 31:

Transactions	2019	2018
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$2,430	$2,595
Amounts paid and payable to KMP [2]	4,443	3,991
Bonuses paid to KMP [3]	1,053	1,430
Interest payable on loans received from KMP [5]	4	–
	7,930	8,016
Share-based compensation [4]	2,736	3,681
Total compensation	$10,666	$11,697

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through Hunter Dickinson Services Inc. ("HDSI") (refer (b)).

2.	Represents short-term employee benefits, including director’s fees paid to the Group’s independent directors, and salaries paid and payable to the PLP CEO, PMC Chair and PLP EVP, SVPs, VP and Chief of Staff. The SVP Engineering is employed by the Group through a wholly-owned US subsidiary of HDSI ("HDUS"). The Group reimburses HDUS for costs incurred.

3.	In 2019, incentive bonuses were paid to the CFO, EVP, Environment and Sustainability, VP, Corporate Communications, SVP, Engineering, VP, Permitting, PLP CEO, the Company Secretary, and a performance bonus was paid to the PLP CEO for the 2018 fiscal year. In 2018, incentive bonuses were paid to the SVP, Environment and Sustainability, VP, Corporate Communications and VP, Permitting, and a performance bonus was paid to the PLP CEO for the 2017 fiscal year.

4.	Represents cost of RSUs and share purchase options issued and/or vesting during the respective periods.

5.	The Group’s Board Chair and CEO advanced $967 to the Group pursuant to the Credit Facility (note 8) and have accrued interest of $4 to December 31, 2019. Subsequent to the reporting period, these loans including interest earned to date were repaid (note 17).

RSUs

During the year ended December 31, 2019, the Group settled vested KMP RSUs by issuing 111,086 (2018 – 434,742) common shares (note 6(f)).

Options

During the year ended December 31, 2019, 125,000 KMP incentive options with an exercise price of $0.49 per option and an expiry date of July 11, 2021 and 200,000 KMP incentive options with an exercise price of $0.72 per option and an expiry date of September 15, 2019, were exercised at a weighted average market share price on exercise of $0.91 for proceeds to the Group of $205. No KMP options were exercised in 2018.

(b)	Transactions and Balances with other Related Parties

Hunter Dickinson Services Inc. is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement. The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services. HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost. Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the year ended December 31, 2019, and 2018, the aggregate value of transactions were as follows:

Transactions	2019	2018
Services rendered by HDSI:
Technical
Engineering	$1,018	$1,199
Environmental	459	706
Socioeconomic	429	462
Other technical services	154	316
	2,060	2,683
General and administrative
Management, corporate communications, secretarial, financial and administration	2,292	2,326
Shareholder communication	594	627
	2,886	2,953

Total for services rendered	4,946	5,636

Reimbursement of third party expenses
Conferences and travel	393	502
Insurance	50	70
Office supplies and information technology	431	319
Total reimbursed	874	891

Total value of transactions	$5,820	$6,527